Balance Sheet Components	12 Months Ended
Dec. 31, 2014
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Balance Sheet Components
(5)	Balance Sheet Components

a)	Accounts receivable

Trade and other receivables include receivables payable by related parties and by third parties as shown in the following table:

In millions of U.S. dollars	December 31, 2014	December 31, 2013
Trade receivables
Amounts due from related parties	159.5	115.4
Amounts due from third parties	21.3	19.0

	180.8	134.4

Other receivables
Amounts due from related parties	—	—
Amounts due from third parties	9.7	21.8

	9.7	21.8

Total	190.5	156.2

b)	Inventories

The following table shows the different types of inventory:

In millions of U.S. dollars	December 31, 2014	December 31, 2013
Raw materials	64.5	47.5
Work in process	27.6	17.4
Finished goods and merchandise	88.5	75.9
Consumables and supplies	23.8	24.0

Total	204.4	164.8

The inventory balances as of December 31, 2014 and 2013 include write-downs of $6.6 million and $20.2 million, respectively. The Group expensed $7.1 million, $20.1 million, and nil of inventories in the periods ended December 31, 2014, 2013, and 2012, respectively. The aforementioned write-downs and expensing of inventories were recorded in the cost of goods sold. The movements in inventory reserves are as follows.

In millions of U.S. dollars	2014	2013	2012
Beginning balance	20.2	—	—
Utilizations	(19.6)	—	—
Additions	6.2	19.6	—
Exchange rate changes and other effects	(0.2)	0.6	—

Ending balance	6.6	20.2	—

c)	Property, plant and equipment

Property, plant and equipment as of December 31, 2014 consist of the following:

In millions of U.S. dollars	Acquisition cost	Accumulated depreciation	Book value
Land and buildings	53.7	(4.8)	48.8
Plant and machinery	118.2	(61.3)	56.9
Fixtures and fittings	12.7	(9.0)	3.7
Construction in process	38.5	(0.2)	38.4

Total	223.1	(75.3)	147.8

Property, plant and equipment as of December 31, 2013 consist of the following:

In millions of U.S. dollars	Acquisition cost	Accumulated depreciation	Book value
Land and buildings	58.6	(2.2)	56.4
Plant and machinery	120.2	(42.2)	78.0
Fixtures and fittings	12.7	(7.2)	5.5
Construction in process	5.0	—	5.0

Total	196.5	(51.6)	144.9

Depreciation expense was $29.1 million, $27.3 million, and $14.5 million for the periods ended December 31, 2014, 2013, and 2012, respectively. The additions to property, plant, and equipment include capitalized interest expenses of $1.1 million, nil, and nil in the periods ended December 31, 2014, 2013, and 2012, respectively.

Under the terms of operating in the Cyberjaya, the Group has constructed its office building and factories on land provided by the Federal Government of Malaysia on a leasehold basis at no cost. The Group is negotiating with the State Government body for the land alienation and transfer of title of the aforesaid land to the Federal Government. As of to date, the lease arrangement between Federal Government and the Group for the use of the said land has yet to be finalised.

As of 31 December 2014 and 2013, all property, plant and equipment owned by Hanwha Q CELLS Malaysia, with book values of $90.4 million and $77.3 million, respectively, is pledged as security for borrowings for the Government loan.

d)	Intangible Assets

Intangible assets as of December 31, 2014 consist of the following:

In millions of U.S. Dollars	Acquisition cost	Accumulated Amortization	Book Value
Customer relationships	3.9	(0.7)	3.2
Technologies	12.8	(10.1)	2.7
Trade marks	6.0	(0.0)	6.0
Software licenses	13.6	(11.8)	1.8

Total	36.3	(22.6)	13.7

Intangible assets as of December 31, 2013 consist of the following:

In millions of U.S. Dollars	Acquisition cost	Accumulated Amortization	Book Value
Customer relationships	4.4	(0.5)	3.9
Technologies	14.5	(5.7)	8.8
Trade marks	6.9	(0.0)	6.9
Software licenses	14.0	(11.1)	2.9

Total	39.8	(17.3)	22.5

Trade marks represent the Q CELLS trade mark, which has an indefinite useful life. The amortization of customer relationships is presented in selling and marketing costs; amortization recorded in respect of technologies and software licenses are reported in cost of sales, selling and administrative costs, and research and development costs based on their use.

Aggregate amortization expense for intangible assets for the periods ended December 31, 2014, 2013, and 2012 was $7.6 million, $8.2 million, and $2.7 million, respectively. Estimated amortization expense for the next five years is: $4.1 million in 2015, $0.7 million in 2016, $0.6 million in 2017, $0.4 million in 2018, $0.4 million in 2019 and $1.5 million for period beyond 2020.

e)	Warranty Provision

The following table presents the movements on the warranty provision:

In millions of U.S. dollars	2014	2013
Beginning balance	29.0	26.1
Provisions made during the period	4.9	12.1
Provisions used during the period	(0.3)	(0.5)
Reversal of pre-existing warranty provisions	(4.4)	(10.5)
Discounting	2.2	0.7
Effects of changes in foreign exchange rates	(3.9)	1.1

Ending balance	27.5	29.0
Thereof:
Current provisions	10.5	12.3

Non-current provisions	17.0	16.7

The provisions made in the year ended December 31, 2013 include an amount of $9.0 million for a specific warranty issue with the connectivity of a junction box that transfers electricity generated by the Company’s PV modules to the grid.

The reversal of existing warranties in the years ended December 31, 2014 and 2013, were due to lower production costs for PV modules which replace defective or nonperforming products resulting from continued manufacturing cost savings.